QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2016

ITEM 1. SCHEDULE OF INVESTMENTS

GLOBAL STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.54%
BELGIUM - 2.85%
Anheuser-Busch Inbev ADR	3,400	$423,844

DENMARK - 2.73
Novo Nordisk	7,500	406,425

FRANCE - 12.87%
Air Liquide Ord	5,053	568,948
Bureau Veritas SA	15,000	334,321
Essilor International	4,749	586,953
L’Oreal Ord	5,000	178,500
Pernod Ricard Ord	11,200	247,968

		1,916,690

GERMANY - 2.43%
Fresenius Medical Care AG & co.	8,200	361,456

GREAT BRITAIN - 20.88%
British American Tobacco	7,000	818,370
Diageo PLC	4,550	490,809
Persimmon	11,102	332,748
Reckitt Benckiser Group	35,000	683,200
Sabmiller PLC	11,300	690,430
William Hill PLC	20,000	94,013

		3,109,570

IRELAND - 4.89%
Allergan PLC PFD, Series A, 5.500%	150	137,871
Paddy Power PLC	4,224	589,638

		727,509

NETHERLANDS - 5.43%
Unilever NV Certificates	18,100	808,708

SPAIN - 3.04%
Grifols SA	20,346	453,358

SWITZERLAND - 12.33%
Chocoladefabriken Lindt & Sprungli AG	45	279,666
Nestle SA Cham ET Vevey	8,000	596,880
Roche Holding AG-GENUSSC	18,500	566,562
SGS SA Reg D	18,700	393,074

		1,836,182

GLOBAL STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (unaudited)

	Shares	Fair Value

UNITED STATES - 28.09%
Aetna Inc.	1,500	$168,525
Anadarko Petroleum Corp.	5,000	232,850
Apple Inc.	1,800	196,182
Aramark	7,500	248,400
Bank of America Corp.	10,000	135,200
BGC Partners, Inc. PFD, 8.125%	2,000	52,340
BGC Partners Inc - Class A	20,500	185,525
CBS Corp.	2,000	110,180
Colony Capital Inc - Class A	10,000	167,700
Delta Air Lines, Inc.	2,500	121,700
Freeport-McMoRan Inc.	5,000	51,700
Gilead Sciences Inc.	2,000	183,720
GMAC Capital Trust Inc. PFD, Series 2, 8.125%	2,000	49,020
KKR Financial Holdings PFD, Series A, 7.375%	2,000	53,800
Lexington Realty Trust REIT	20,000	172,000
Macy’s Inc.	4,000	176,360
Morgan Stanley PFD, Series G, 6.625%	3,000	80,010
New Media Investment Group	6,000	99,840
New Senior Investment Group	20,000	206,000
Nike Inc - Class B	3,000	184,410
Pebblebrook Hotel Trust PFD, Series C, 6.500%	3,500	90,090
Philip Morris International	5,000	490,550
Starwood Property Trust Inc.	9,000	170,370
Teva Pharmaceutical Industries Ltd.	150	132,591
THL Credit Inc.	15,000	162,450
Western Gas Partners LP	6,000	260,460

		4,181,973

TOTAL COMMON STOCKS		$14,225,715

CALL OPTION - (0.30)%
Anadarko Pete Jan 60.000		$(17,250)
Delta Air Line Jan 52.500		(9,375)
CBS Corp Class Jan 60.000		(5,860)
Freeport MCM C Jan 10.000		(13,250)

		$(45,735)

TOTAL INVESTMENTS - 95.23%		$14,179,980
Other assets, net of liabilities - 4.77%		709,679

NET ASSETS - 100.00%		$14,889,659

ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.

Security Valuation

The Fund’s securities are valued at current market prices. Investments trade on a principal exchange (U.S. or foreign) or include in the NASDAQ National Market System are value at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from he disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market–based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily and indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016.

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks
Belgium	$423,844	-	-	$423,844
Denmark	406,425	-	-	406,425
France	1,916,690	-	-	1,916,690
Germany	361,456	-	-	361,456
Great Briatin	3,109,570	-	-	3,109,570
Ireland	727,509	-	-	727,509
Netherlands	808,708	-	-	808,708
Spain	453,358	-	-	453,358
Switzerland	1,836,182	-	-	1,836,182
United States	4,181,973	-	-	4,181,973

Total Commons Stock	$14,225,715	-	-	$14,225,715

Options	$(45,735)	-	-	$(45,735)

There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

At March 31, 2016, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $13,088,401 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,343,198
Gross unrealized depreciation	(251,619)

Net unrealized appreciation	$1,091,579

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: May 20, 2016

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: May 20, 2016